MASSMUTUAL SELECT FUNDS

Supplement dated May 1, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 45 in the second paragraph under Principal Investment Strategies for the Indexed Equity Fund:

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may also invest in Index futures contracts in order to help the Fund’s returns approach the returns of a fully invested portfolio while enabling the Fund to keep cash on hand for liquidity purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest in illiquid securities. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

The following information replaces similar information found on page 130 in the first sentence under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Victory Capital Management Inc. (“Victory”), located at 4900 Tiedeman Road, Brooklyn, Ohio 44144, manages a portion of the portfolio of the Core Opportunities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-12-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Indexed Equity Fund

Supplement dated May 1, 2012 to the

Summary Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the second paragraph under Principal Investment Strategies:

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Index by using computer programs and statistical procedures. The Fund’s subadviser, Northern Trust Investments, Inc. (“NTI”), will buy and sell securities in response to changes in the Index. The Fund may also invest in Index futures contracts in order to help the Fund’s returns approach the returns of a fully invested portfolio while enabling the Fund to keep cash on hand for liquidity purposes. Use of derivatives by the Fund may create investment leverage. The Fund may invest in illiquid securities. Because the Fund, unlike the Index, is subject to fees and transaction expenses, the Fund’s returns are likely to be less than those of the Index. NTI expects that, under normal circumstances, the quarterly performance of the Fund, before fees and expenses, will track the performance of the Index within a 0.95 correlation coefficient.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 1, 2012 to the

Statement of Additional Information dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information found on page B-3 in the second paragraph under the section titled General Information:

The subadvisers for the Core Opportunities Fund are Victory Capital Management Inc. (“Victory”), located at 4900 Tiedeman Road, Brooklyn, Ohio 44144 and The Boston Company Asset Management, LLC (“The Boston Company”), located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-12-01

MASSMUTUAL SELECT FUNDS

Supplement dated May 1, 2012 to the

Statement of Additional Information dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information is added on page B-73 as the fourth paragraph in the section titled Valuation of Portfolio Securities:

The proceeds received by each Fund for each issue or sale of its shares, all net investment income, and realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust’s books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses will be allocated in proportion to the NAVs of the respective classes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M(RS)-12-01